Total Equity - Shares Outstanding Rollforward (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Multiple voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	1,548,000
Ending balance, shares outstanding	1,548,000	1,548,000
Subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	27,002,303	22,344,796.000000
Interest in subordinate voting shares held through ownership interest in shareholder, beginning balance	(799,230)
Issuances during the year	0	5,084,961
Purchases for cancellation	(187,476)	(184,367)
Treasury shares acquired	(415,538)	(277,364)
Treasury shares reissued	89,888	34,277
Interest in subordinate voting shares held through ownership interest in shareholder, ending balance	(799,230)	(799,230)
Ending balance, shares outstanding	26,489,177	27,002,303
Common shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	27,751,073
Ending balance, shares outstanding	27,237,947	27,751,073